UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5770
THE CHILE FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
Michael A. Pignataro 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2004 to September 30, 2004

Item 1:   Schedule of Investments

The Chile Fund, Inc.

Schedule of Investments - September 30, 2004 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES-99.07%

Airlines-0.31%
Lan Airlines S.A.	99,181	$478,978

Banking-8.19%
Banco de Chile	42,000,000	2,461,488
Banco Santander Chile S.A.	271,350,000	7,285,160
Corpbanca S.A.	536,702,630	2,881,861
		12,628,509

Ceramic Products-0.47%
Cerámicas Cordillera S.A.	67,165	725,692

Chemicals-Diversified-4.30%
Enaex S.A.	110,000	477,204
Sociedad Química y Minera de Chile S.A., Class B	1,095,000	5,270,197
Sociedad Química y Minera de Chile S.A., ADR	18,200	877,240
		6,624,641

Containers-Metal/Glass-1.29%
Cristalerias de Chile S.A.	209,019	1,989,761

Cosmetics & Toiletries-0.51%
Laboratorios Andromaco S.A.	7,477,011	789,502

Diversified Operations-16.99%
Empresas Copec S.A.	3,640,000	26,219,203

Electric-Integrated-17.21%
Colbun S.A.	36,395,235	4,004,459
Empresa Nacional de Electricidad S.A.	25,400,000	13,306,049
Empresa Nacional de Electricidad S.A., ADR	41,900	656,992
Enersis S.A. †	59,600,000	8,586,069
		26,553,569

Food & Beverages-9.98%
Coca-Cola Embonor S.A., Class A †	3,118,592	1,429,493
Compañía Cervecerías Unidas S.A.	390,000	1,826,044
Embotelladora Andina S.A., PNA	1,491,855	3,077,249
Embotelladora Andina S.A., PNB	1,438,145	2,825,201
Embotelladora Andina S.A., Series B, ADR	19,400	232,800
Viña Concha y Toro S.A.	5,389,236	5,999,401
		15,390,188

Description	No. of Shares	Value
Food-Retail-4.69%
Cencosud S.A. †	4,100,000	$5,926,660
Cencosud S.A., ADR †	60,300	1,303,186
		7,229,846

Infrastructure-2.04%
Infraestructura 2000 * †	19,568,922	3,140,714

Mining-0.54%
Antofagasta plc	41,000	839,106

Paper & Related Products-10.63%
Empresas CMPC S.A.	788,522	16,395,216

Pharmaceuticals-0.26%
Farmacias Ahumada S.A.	154,925	408,331

Retail-Major Department Stores-4.10%
S.A.C.I. Falabella, S.A.	2,944,038	6,328,103

Shipping-4.73%
Compañía SudAmericana de Vapores S.A.	3,944,799	7,297,410

Telephone-Integrated-12.17%
Compañía de Telecomunicaciones de Chile S.A., Class A	4,530,939	12,498,375
Empresa Nacional de Telecomunicaciones S.A.	913,598	6,283,090
		18,781,465

Textiles-0.03%
Zalaquett S.A.	1,496,767	44,105

Utilities-0.08%
Compañía de Consumidores de Gas de Santiago S.A.	25,000	128,915

Water-0.55%
Aguas Andina S.A., Class A	3,000,000	852,091

TOTAL EQUITY SECURITIES (Cost $95,424,545)		152,845,345

Description	No. of Shares	Value
SHORT-TERM INVESTMENTS-0.93%

Chilean Mutual Fund-0.22%
Security Check Fund (Cost $335,598)	72,707	$335,598

	Principal Amount (000’s)
Grand Cayman-0.71%

Brown Brothers Harriman & Co., overnight deposit, 1.05%, 10/01/04** (Cost $1,103,000)	1,103	1,103,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,438,598)		1,438,598

Total Investments-100.00% (Cost $96,863,143)		154,283,943

Cash and Other Assets in Excess of Liabilities-0.00%		1,694

NET ASSETS-100.00%		$154,285,637

†	Security is non-income producing.
*

Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

**	Variable rate account. Rate resets on a daily basis; amounts are available on the same business day.
ADR	American Depositary Receipts.
PNA	Preferred Shares, Class A.
PNB	Preferred Shares, Class B.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  At September 30, 2004, the Fund held 2.04% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors  with an aggregate cost of $4,392,311 and a fair value of $3,140,714.  The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell.  Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Federal Income Tax Cost - At September 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $98,005,278, $57,569,202, $(1,290,537) and $56,278,665, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHILE FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	November 24, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 24, 2004